Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2016
Accounting Changes and Error Corrections [Abstract]
Recent Accounting Pronouncements
RECENT ACCOUNTING PRONOUNCEMENTS
ASU No. 2014-09
In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers, which implements a common revenue standard and clarifies the principles used for recognizing revenue. The amendments in the ASU clarify that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. As part of that principle, the entity should identify the contract(s) with the customer, identify the performance obligation(s) of the contract, determine the transaction price, allocate that transaction price to the performance obligation(s), and then recognize revenue when or as the entity satisfies the performance obligation(s). The amendments also provide additional guidance/principles associated with gross vs. net presentation (i.e., principal versus agency considerations).
The amendments in ASU No. 2014-09 will be effective for annual reporting periods beginning after December 15, 2017, including interim reporting periods within that reporting period. Earlier application is permitted only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that annual reporting period. The amendments will be applied through the election of one of two retrospective methods.
The Company intends to adopt the amendments beginning January 1, 2018 through the modified-retrospective transition method. Based on the Company’s preliminary scoping, walkthroughs, and contract reviews, it does not expect to recognize a significant cumulative adjustment to equity upon implementation of the standard. Further, the Company does not expect a significant impact to the Company’s consolidated statements of comprehensive income or consolidated balance sheets from either a presentation or timing perspective, but is still analyzing some contracts (e.g., card interchange and rewards).  The Company does anticipate additional disclosures will be presented in the notes to the consolidated financial statements following adoption.
ASU No. 2015-02
In February 2015, the FASB issued ASU No. 2015-02, Consolidation - Amendments to the Consolidation Analysis, which changes the analysis that a reporting entity must perform to determine whether it should consolidate certain types of legal entities. The amendments in the guidance: 1) modify the evaluation of whether limited partnerships and similar legal entities are variable interest entities or voting interest entities, 2) eliminate the presumption that a general partner should consolidate a limited partnership, 3) affect the consolidation analysis of reporting entities that are involved with VIEs, particularly those that have fee arrangements and related party relationships, and 4) provide a scope exception from consolidation guidance for certain investment funds.
The Company adopted the amendment, effective January 1, 2016, through retrospective application on all existing agreements; however, there was no resulting change to amounts reported in prior periods. Refer to Note 1 for current principles of consolidation.
ASU No. 2015-05
In April 2015, the FASB issued new accounting guidance related to whether a cloud computing arrangement includes a software license (ASU No. 2015-05, Intangibles-Goodwill and Other-Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Fees Paid in a Cloud Computing Arrangement). If a cloud computing arrangement includes a software license, the customer should account for the software license element of the arrangement consistent with the acquisition of other software licenses. If a cloud computing arrangement does not include a software license, the customer should account for the arrangement as a service contract.
The Company adopted the amendment prospectively on all arrangements entered into or materially modified beginning January 1, 2016, on an individual arrangement basis. The impact of the adoption of ASU 2015-05 was not material to the Company’s consolidated financial statements.
ASU No. 2016-01
In January 2016, the FASB issued ASU No. 2016-01, Financial Statements - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities. The amendments will not change the guidance for classifying and measuring investments in debt securities or loans; however, the ASU will impact how entities measure certain equity investments, recognize changes in the fair value of financial liabilities measured under the fair value option that are attributable to instrument-specific credit risk, and disclose and present financial assets and liabilities in financial statements.
Specifically, the aforementioned amendments will require measurement of equity investments at fair value, with changes recognized in net income, unless the investments qualify for the new practicability exception, the equity method of accounting, or consolidation. For financial liabilities measured using the fair value option, any change in fair value caused by a change in an entity’s own credit risk will be recognized separately in OCI, as opposed to earnings. The amendments will also require entities to present financial assets and financial liabilities separately, grouped by measurement category and form of financial asset in the statement of financial position or in the accompanying notes to the financial statements. Entities will also no longer have to disclose the methods and significant assumptions for financial instruments measured at amortized cost, but will be required to measure such instruments under the “exit price” notion for disclosure purposes.
ASU No. 2016-01 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017. An entity will record a cumulative-effect adjustment to beginning retained earnings as of the beginning of the first reporting period in which the guidance is adopted, with two exceptions. The amendments related to equity investments without readily determinable fair values (including disclosure requirements) will be effective prospectively. The requirement to use the exit price notion to measure the fair value of financial instruments for disclosure purposes will also be applied prospectively.
The Company does not expect a significant cumulative-effect adjustment to be recorded at adoption or any significant impact to the consolidated financial statements associated with the accounting for its current equity investments. The Company does anticipate financial statement disclosures to be impacted, specifically related to financial instruments measured at amortized cost whose fair values are disclosed under the “entry price” notion, but is currently still in the process of determining the impact.
ASU No. 2016-02
In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842). The most significant amendment to existing GAAP is the recognition of lease assets (i.e., right of use assets) and liabilities on the balance sheet for leases that are classified as operating leases by lessees. The lessor model remains similar to the current accounting model in existing GAAP. Additional amendments include, but are not limited to, the elimination of leveraged leases; modification to the definition of a lease; amendments on sale and leaseback transactions; and disclosure of additional quantitative and qualitative information.
ASU 2016-02 will be effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Lessees and lessors are required to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach. The Company anticipates adopting the amendments on January 1, 2019. The Company is currently assessing the practical expedients it may elect at adoption, but does not anticipate the amendments will have a significant impact to the consolidated financial statements. Based on the Company’s preliminary analysis of its current portfolio, the impact to the Company’s consolidated balance sheets is estimated to result in less than a 1% increase in assets and liabilities. The adjustment to retained earnings is not expected to be material based on the transition guidance associated with current sale-leaseback agreements. The Company also anticipates additional disclosures to be provided at adoption.
ASU No. 2016-09
In March 2016, the FASB issued ASU No. 2016-09, Compensation-Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting. The amendments will require recognition of excess tax benefits and deficiencies associated with awards which vest or settle within income tax expense or benefit in the statement of comprehensive income, with the tax effects treated as discrete items in the reporting period in which they occur. The ASU further requires entities to recognize excess tax benefits regardless of whether the benefit reduces taxes payable in the current period. This will eliminate the current APIC pool concept.
The amendments will also allow an accounting policy election to account for forfeitures as they occur, permit an entity to withhold up to the maximum statutory tax rates in the applicable jurisdictions while still qualifying for equity classification, and change the classification of certain cash flows associated with stock compensation.
ASU 2016-09 will be effective for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years. The transition method for implementing each amendment varies.
The Company expects to elect an accounting policy to account for forfeitures as they occur upon adoption. Based on the Company's current stock valuation and estimated exercise activity associated with stock options, it anticipates an insignificant reduction to income tax expense at adoption.
ASU No. 2016-13
In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. The amendments introduce an impairment model that is based on expected credit losses (“ECL”), rather than incurred losses, to estimate credit losses on certain types of financial instruments (e.g., loans and held-to-maturity securities), including certain off-balance sheet financial instruments (e.g., loan commitments). The ECL should consider historical information, current information, and reasonable and supportable forecasts, including estimates of prepayments, over the contractual term. Financial instruments with similar risk characteristics may be grouped together when estimating the ECL.
The ASU also amends the current AFS security impairment model for debt securities. The new model will require an estimate of ECL when the fair value is below the amortized cost of the asset through the use of an allowance to record estimated credit losses (and subsequent recoveries). Non-credit related losses will continue to be recognized through OCI.
In addition, the amendments provide for a simplified accounting model for purchased financial assets with a more-than-insignificant amount of credit deterioration since their origination. The initial estimate of expected credit losses would be recognized through an ALL with an offset (i.e., increase) to the cost basis of the related financial asset at acquisition.
ASU 2016-13 will be effective for fiscal years beginning after December 15, 2019, including interim periods. The amendments will be applied through a modified-retrospective approach, resulting in a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective. A prospective transition approach is required for debt securities for which OTTI had been recognized before the effective date. Amounts previously recognized in AOCI as of the date of adoption that relate to improvements in cash flows expected to be collected should continue to be accreted into income over the remaining life of the asset. Recoveries of amounts previously written off relating to improvements in cash flows after the date of adoption should be recorded in earnings when received.
The Company is currently evaluating the impact of the ASU on the Company’s consolidated financial statements.

ASU No. 2016-15
In August 2016, the FASB issued ASU No. 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments, in order to reduce current diversity in practice in how certain cash receipts and cash payments are presented and classified in the statement of cash flows.
ASU 2016-15 will be effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted, including adoption in an interim period. The amendments should be applied using a retrospective transition method to each period presented.
The Company is currently evaluating the impact of the ASU on the Company’s consolidated statement of cash flows. The Company is not expecting to early adopt the ASU.
ASU No. 2017-01
In January 2017, the FASB issued ASU No. 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business, which introduces amendments that are intended to clarify the definition of a business to assist companies and other reporting organizations with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. The amendments are intended to narrow the current interpretation of a business.
ASU No. 2017-01 will be effective for annual reporting periods beginning after December 15, 2017, including interim reporting periods within those periods. The amendments will be applied prospectively on or after the effective date. Early application of the amendments in this ASU is allowed for transactions, including when a subsidiary or group of assets is deconsolidated/derecognized, in which the acquisition date occurs before the issuance date or effective date of the amendments, only when the transaction has not been reported in financial statements that have been issued or made available for issuance.
The Company is currently evaluating the effect of the ASU.
ASU No. 2017-04
In January 2017, the FASB issued ASU No. 2017-04, Intangibles-Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment, which simplifies how an entity is required to test goodwill for impairment by eliminating Step 2 from the goodwill impairment test.  Therefore, any carrying amount which exceeds the reporting unit’s fair value (up to the amount of goodwill recorded) will be recognized as an impairment loss.
ASU No. 2017-04 will be effective for annual reporting periods beginning after December 15, 2019, including interim reporting periods within those periods.  The amendments will be applied prospectively on or after the effective date.  Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017.  Based on recent goodwill impairments tests, which did not require the application of Step 2, the Company does not expect the adoption of this ASU to have an immediate impact.